Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes)(Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 120,862	$ 37,889	$ 111,381
Increase/(decrease) resulting from:
State income taxes	9,918	7	8,786
Bank owned life insurance ("BOLI")	(5,661)	(4,897)	(6,671)
401(k) - employee stock ownership plan ("ESOP")	(824)	(714)	(659)
Tax-exempt interest	(7,098)	(6,507)	(5,798)
Non-deductible expenses	1,079	887	829
LIHTC credits and benefits, net of amortization	(6,165)	(7,239)	(8,075)
Other tax credits	(3,886)	(2,012)	(1,033)
Change in valuation allowance - DTA	(116)	(3,875)	(13,168)
Other changes in unrecognized tax benefits	616	(1,386)	(1,570)
Other	(1,915)	(1,212)	163
Total income tax expense/(benefit)	$ 106,810	$ 10,941	$ 84,185